Troubled Debt Restructures - Loans Modified as Troubled Debt Restructurings Within Previous Twelve Months for which there was Payment Default (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Loans	Dec. 31, 2013 Loans	Dec. 31, 2012 Loans
Financing Receivable, Modifications [Line Items]
Number of Loans			6
Recorded Investment			$ 365
Recorded Income
Extend Payment Terms [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans			4
Recorded Investment			110
Recorded Income
Extend Payment Terms [Member] | Commercial [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans			1
Recorded Investment			31
Extend Payment Terms [Member] | Other Real Estate Construction [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans			1
Recorded Investment			49
Extend Payment Terms [Member] | Residential Real Estate Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans			2
Recorded Investment			30
Other Payment Terms [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans			2
Recorded Investment			255
Recorded Income
Other Payment Terms [Member] | Residential Real Estate Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans			1
Recorded Investment			238
Other Payment Terms [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans			1
Recorded Investment			$ 17